summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Inventory
Wireless handsets, parts and accessories	$ 320	$ 322	$ 268
Costs of goods sold	$ 2,144	$ 1,975